Total Share Based Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	74	4	2
Deferred Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	19	4	2
Performance Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based liabilities paid	55	0	0